Financial assets at fair value through the income statement (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets designated at fair value

	Designated at fair value		Mandatorily at fair value		Total
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
Loans and advances	5,579	5,600	33,088	25,279	38,667	30,879
Debt securities	319	292	1,986	1,401	2,305	1,693
Equity securities	—	—	5,875	4,620	5,875	4,620
Reverse repurchase agreements and other similar secured lending	—	19	145,014	137,597	145,014	137,616
Other financial assets	—	—	111	343	111	343
Financial assets at fair value through the income statement	5,898	5,911	186,074	169,240	191,972	175,151

	2021		2020
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	53,647	61,946	50,437	57,650
Deposits	29,246	29,673	21,706	22,107
Repurchase agreements and other similar secured borrowing	168,060	168,129	177,371	177,389
Other financial liabilities	7	7	251	251
Financial liabilities designated at fair value	250,960	259,755	249,765	257,397
The cumulative own credit net loss recognised is £960m (2020: £954m loss).

Credit risk of loans and advances designated at fair value and related credit derivatives
The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities and reverse repurchase agreements and other similar secured lending designated at FV as they have minimal exposure to credit risk. Reverse repurchase agreements are collateralised and debt securities are primarily relating to high quality sovereigns.

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	5,579	5,600	5	(47)	(19)	(73)
Value mitigated by related credit derivatives	1,617	795	(3)	3	(3)	3